SUPPLEMENT DATED FEBRUARY 26, 2013

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS I AND P SHARES DATED MAY 1, 2012

This supplement revises the Pacific Select Fund (Fund) Class I and P Shares prospectus dated May 1, 2012, as supplemented August 24, 2012, September 28, 2012 and December 19, 2012 (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted, except for the changes to the Inflation Protected Portfolio, which are effective as of the date of the supplement. Remember to review the Prospectus for other important information.

Growth LT Portfolio – As a result of action taken by the Fund’s board of trustees, including a majority of independent trustees, at its meeting held in December 2012, effective May 1, 2013, MFS Investment Management (MFS) will become the management firm of the Growth LT Portfolio and the name of the portfolio will change to Growth Portfolio. In order to facilitate the manager change, a portion of the portfolio holdings may be sold and new investments purchased in accordance with recommendations by the new manager or management team. Pacific Life Fund Advisors LLC (PLFA), the investment adviser to the Fund, may begin transitioning prior to May 1, 2013. PLFA and/or the Fund may retain a transitioning agent in order to reduce transaction costs associated with the purchase and sale of portfolio holdings in connection with these transitions.

Effective May 1, 2013, expected changes to the principal investment strategies will be as follows:

•	Emerging market countries are no longer a principal investment strategy of the portfolio, although the portfolio may continue to invest in foreign securities.

Below is a summary of the expected principal investment strategies:

The portfolio normally invests primarily in common stocks. The manager focuses on investing the portfolio’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). While the manager may invest the portfolio’s assets in companies of any size, the manager generally focuses on companies with large capitalizations. The portfolio may invest up to 25% of its assets in foreign securities.

The manager uses a bottom-up investment approach to buying and selling investments for the portfolio. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

The manager may sell a holding for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

Further, effective May 1, 2013, the following individual is anticipated to be the portfolio manager:

Eric B. Fischman, CFA	Investment officer and portfolio manager of MFS since 2002. Mr. Fischman has over 22 years of investment experience. He has a BA from Cornell University, a JD from Boston University, and an MBA from Columbia University.

Large-Cap Value Portfolio – All references to ClearBridge Advisors, LLC are replaced with ClearBridge Investments, LLC.

Disclosure Changes to the Portfolio summaries section

Cash Management Portfolio – The following is added to the table in the Management Firm subsection:

Michael Lonia, Associate Director	Since 2013

Inflation Protected Portfolio – The following is added to the end of the fifth paragraph in the Principal investment strategies subsection:

The portfolio may also invest in repurchase agreements.

PD Aggregate Bond Index Portfolio – The following replaces information on Mahesh Jayakumar in the table within the Management Firm subsection:

Peter Breault, CFA, Principal	Since 2013

Disclosure Changes to the Additional information about investments, strategies and risks section

Inflation Protected Portfolio – The following is added to the end of the fifth paragraph in the Investments and strategies subsection:

The portfolio may also invest in repurchase agreements.

The first paragraph under the Principal Risks subsection is deleted.

Disclosure Changes to the Other Fund information section

The following is added as the first paragraph of the How Share Prices Are Calculated subsection:

Valuation Policy

The Fund’s Board has adopted a policy (Valuation Policy) for determining the value of investments each business day. Under the Valuation Policy, the Board has delegated certain functions to a Trustee Valuation Committee or another valuation committee to determine the fair value of certain investments. Each valuation committee that values the portfolios’ investments does so in accordance with the Valuation Policy. The methodologies used to value the Fund’s investments are described in greater detail under the Investment Valuation caption below.

The last two sentences of the first paragraph in the How Share Prices Are Calculated subsection under the “Determination of Net Asset Value” caption are deleted. The following is added as the first sentence of the first paragraph under the “Investment Valuation” caption:

The value of each security or other investment is the amount which a portfolio might reasonably expect to receive for the investment upon its current sale in the ordinary course of business.

2

The last sentence of the fourth paragraph in the How Share Prices Are Calculated subsection under the “Determination of Net Asset Value” caption is deleted and replaced with the following:

Certain portfolios may hold investments that are primarily listed on foreign exchanges. Because those investments trade on weekends or days when the portfolios do not calculate their NAVs, the value of those investments may change on days when a shareholder will not be able to purchase or redeem portfolio shares.

Also under the “Investment Valuation” caption, the first bulleted paragraph is deleted and replaced with the following:

•	Domestic Equity Investments. For Domestic Equity Investments, the portfolios generally use the last reported sale price or official closing price from an exchange as of the NYSE close and do not normally take into account trading, clearances or settlements that take place after the NYSE close. Investments for which no sales are reported are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

The third bulleted paragraph is deleted and replaced with the following:

•	Over-the-Counter (OTC) Investments. OTC investments (including swaps and options) are generally valued by approved pricing services that use evaluated prices from various observable market and other factors. Certain OTC swap contracts are valued using alternative valuation methodologies pursuant to the Valuation Policy. Forward foreign currency contracts are generally valued using the mean between broker-dealer bid and ask quotations, and foreign currency exchange rates gathered from leading market makers.

The following is added as the sixth bulleted paragraph:

•	Exchange Traded Futures, Options and Swaps. Exchange traded futures, options and swaps are normally priced at the settlement price determined by the relevant exchange. Exchange traded futures, options and swaps for which no settlement prices are reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Under the “Investment Values Determined by a Trustee Valuation Committee Approved by the Board” caption, the first paragraph is deleted and replaced with the following:

The Fund’s Valuation Policy includes methodologies approved for valuing investments in circumstances where market quotations are not readily available. In such circumstances, the Valuation Policy provides that the value of such investments may be determined in accordance with Board approved formulas and methodologies (Alternate Valuation Methodologies). Under the Valuation Policy, these Alternate Valuation Methodologies may include, among others, the use of broker quotes, the use of purchase prices for IPOs, proration rates, and benchmark and matrix pricing. In the event market quotations or Alternate Valuation Methodologies are not readily available or are determined to be unreliable, the value of the investments will be determined in good faith by a Trustee Valuation Committee, or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to the Trustee Valuation Committee or to the Board. Valuations determined by a Trustee Valuation Committee or other valuation committee may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value a portfolio might reasonably expect to receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a portfolio would actually realize if the investments were sold or values that would be obtained if a different valuation methodology had been used.

3

Disclosure Changes to the About the managers section

International Large-Cap Portfolio – The address for MFS Investment Management is deleted and replaced with the following:

111 Huntington Avenue, Boston, MA 02199

In the Pacific Asset Management table for the Cash Management Portfolio, the following is added:

Michael Lonia	Analyst of Pacific Asset Management since 2008 and Trader of Pacific Asset Management since 2007. In addition to his trading responsibilities across the firm’s strategies, Mr. Lonia provides analytic and attribution reporting for the group. Prior to joining Pacific Asset Management in 2007, Mr. Lonia was a member of Pacific Life Insurance Company’s Operations Compliance team where he was responsible for trade reconciliation, processing various derivative products and corporate actions. Mr. Lonia has a BS from the University of Delaware.

In the SSgA Funds Management, Inc. table for the PD Aggregate Bond Index Portfolio, all information about Mahesh Jayakumar is deleted and replaced with the following:

Peter Breault, CFA	Principal at SSgA and SSgA FM since 2012 and portfolio manager within SSgA FM’s fixed income beta solutions team managing a broad range of strategies since 2012. Prior to joining SSgA in 2012, Mr. Breault worked at Wellington Management Company from 2001 to 2011 as a fixed income portfolio analyst in their U.S. fixed income broad sector team. Mr. Breault has over 10 years of investment experience. He has a BA from the University of Massachusetts at Dartmouth and an MA from Northeastern University.

Form No.	15-41436-00

PSFSUP0213

SUPPLEMENT DATED FEBRUARY 26, 2013

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS I AND P SHARES FOR THE ALTERNATIVE STRATEGIES PORTFOLIOS

DATED SEPTEMBER 28, 2012

This supplement revises the Pacific Select Fund (Fund) Class I and P Shares prospectus for the Alternative Strategies Portfolios dated September 28, 2012 (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information.

Global Absolute Return Portfolio – All references to Mark S. Venezia are deleted.

Disclosure Changes to the Other Fund information section

The following is added as the first paragraph of the How Share Prices Are Calculated subsection:

Valuation Policy

The Fund’s Board has adopted a policy (Valuation Policy) for determining the value of investments each business day. Under the Valuation Policy, the Board has delegated certain functions to a Trustee Valuation Committee or another valuation committee to determine the fair value of certain investments. Each valuation committee that values the portfolios’ investments does so in accordance with the Valuation Policy. The methodologies used to value the Fund’s investments are described in greater detail under the Investment Valuation caption below.

The last two sentences of the first paragraph in the How Share Prices Are Calculated subsection under the “Determination of Net Asset Value” caption are deleted. The following is added as the first sentence of the first paragraph under the “Investment Valuation” caption:

The value of each security or other investment is the amount which a portfolio might reasonably expect to receive for the investment upon its current sale in the ordinary course of business.

The last sentence of the fourth paragraph in the How Share Prices Are Calculated subsection under the “Determination of Net Asset Value” caption is deleted and replaced with the following:

Certain portfolios may hold investments that are primarily listed on foreign exchanges. Because those investments trade on weekends or days when the portfolios do not calculate their NAVs, the value of those investments may change on days when a shareholder will not be able to purchase or redeem portfolio shares.

Also under the “Investment Valuation” caption, the first bulleted paragraph is deleted and replaced with the following:

•	Domestic Equity Investments. For Domestic Equity Investments, the portfolios generally use the last reported sale price or official closing price from an exchange as of the NYSE close and do not normally take into account trading, clearances or settlements that take place after the NYSE close. Investments for which no sales are reported are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

The third bulleted paragraph is deleted and replaced with the following:

•	Over-the-Counter (OTC) Investments and Certain Equity Investments. OTC investments (including swaps and options) are generally valued by approved pricing services that use evaluated prices from various observable market and other factors. Certain OTC swap contracts are valued using alternative valuation methodologies pursuant to the Valuation Policy. Forward foreign currency contracts are generally valued using the mean between broker-dealer bid and ask quotations, and foreign currency exchange rates gathered from leading market makers.

The following is added as the sixth bulleted paragraph:

•	Exchange Traded Futures, Options and Swaps. Exchange traded futures, options and swaps are normally priced at the settlement price determined by the relevant exchange. Exchange traded futures, options and swaps for which no settlement prices are reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Under the “Investment Values Determined by a Trustee Valuation Committee Approved by the Board” caption, the first paragraph is deleted and replaced with the following:

The Fund’s Valuation Policy includes methodologies approved for valuing investments in circumstances where market quotations are not readily available. In such circumstances, the Valuation Policy provides that the value of such investments may be determined in accordance with Board approved formulas and methodologies (Alternate Valuation Methodologies). Under the Valuation Policy, these Alternate Valuation Methodologies may include, among others, the use of broker quotes, the use of purchase prices for IPOs, proration rates, and benchmark and matrix pricing. In the event market quotations or Alternate Valuation Methodologies are not readily available or are determined to be unreliable, the value of the investments will be determined in good faith by a Trustee Valuation Committee, or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to the Trustee Valuation Committee or to the Board. Valuations determined by a Trustee Valuation Committee or other valuation committee may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value a portfolio might reasonably expect to receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a portfolio would actually realize if the investments were sold or values that would be obtained if a different valuation methodology had been used.

Form No.	15-41435-00

ALTSUP0213

SUPPLEMENT DATED FEBRUARY 26, 2013

TO THE PACIFIC SELECT FUND

STATEMENT OF ADDITIONAL INFORMATION

Dated September 28, 2012 for the Alternative Strategies Portfolios and

Dated May 1, 2012 for the other Portfolios

This supplement revises the Pacific Select Fund Statement of Additional Information dated September 28, 2012 for the Alternative Strategies Portfolios and dated May 1, 2012 for the other Portfolios, as supplemented September 28, 2012 and December 19, 2012 (together, the “SAI”), and must be preceded or accompanied by the SAI. The changes within this supplement are currently in effect except for the changes to the Inflation Protected Portfolio, which are in effect as of the date of the supplement. Remember to review the SAI for other important information.

ADDITIONAL INVESTMENT POLICIES OF THE PORTFOLIOS

In the Inflation Protected Portfolio section, the first sentence of the second paragraph is deleted and replaced with the following:

In addition to the principal investment policies and techniques described in the Prospectus, the Portfolio may invest non-principally in: structured notes, variable and floating rate debt securities; bank obligations; firm commitment agreements; when-issued securities; government futures; money market futures (such as Eurodollar futures); credit default swaps; inflation swaps; options; and emerging markets debt.

INFORMATION ABOUT THE MANAGERS

Reference to ClearBridge Advisors, LLC (ClearBridge) is replaced with ClearBridge Investments, LLC (ClearBridge).

In the Other Accounts Managed section under the Asset Based Fees table, all information for Mark S. Venezia under the Global Absolute Return Portfolio is deleted. The following information is added for the Cash Management Portfolio:

	ASSET BASED FEES
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio and Portfolio Managers	Number of Accounts	Total Assets In the Accounts	Number of Accounts	Total Assets In the Accounts	Number of Accounts	Total Assets In the Accounts
Cash Management
Michael Lonia[7]	1	$33,793,368	None	N/A	None	N/A

[7]	Other Accounts Managed information as of January 1, 2013.

Additionally, all information for Mahesh Jayakumar under the PD Aggregate Bond Index Portfolio is deleted and replaced with the following:

	ASSET BASED FEES
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio and Portfolio Managers	Number of Accounts	Total Assets In the Accounts	Number of Accounts	Total Assets In the Accounts	Number of Accounts	Total Assets In the Accounts
PD Aggregate Bond Index
Peter Breault[8]	25	$42,458,529,564	62	$41,049,015,521	216	$116,182,969,820

[8]	Other Accounts Managed information as of December 31, 2012.

Form No.	15-41437-00

PSFSAI0213